[photo of mountain peaks]
Semiannual Report March 31, 2000


Oppenheimer
Discovery Fund



[logo]
OppenheimerFunds(R)
The Right Way to Invest

REPORT HIGHLIGHTS


As interest rates rose, investors increasingly focused on companies in the fastest growing sectors of the economy.

During the period, technology, the Fund's largest investment sector, performed strongly, as did investments in such diverse sectors as biotechnology, power generation and Internet-based media.

We believe stocks of smaller companies show potential to continue outperforming larger ones, as they did during the reporting period.

     Contents

 1   President's Letter

 3   An Interview
     with Your Fund's
     Manager

10   Financial
     Statements

35   Officers and Trustees



Cumulative
Total Returns
For the 6-Month Period
Ended 3/31/00*

Class A
Without     With
Sales Chg.  Sales Chg.
-----------------------
83.26%      72.72%

Class B
Without     With
Sales Chg.  Sales Chg.
-----------------------
82.60%      77.60%

Class C
Without     With
Sales Chg.  Sales Chg.
-----------------------
82.57%      81.57%

Class Y
Without     With
Sales Chg.  Sales Chg.
-----------------------
83.45%      83.45%




*See Notes, page 8, for further details.

PRESIDENT'S LETTER


[photo]
Bridget A. Macaskill
President
Oppenheimer
Discovery Fund


Dear Shareholder,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."
   Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.
   That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.
   The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.





 1  |  OPPENHEIMER DISCOVERY FUND

PRESIDENT'S LETTER


   Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.
   While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.
   What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.
   We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,
/S/ Bridget A. Macaskill
Bridget A. Macaskill
April 24, 2000



  2 |  OPPENHEIMER DISCOVERY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


[photo]
Portfolio Management
Team (l to r)
Jay Tracey
Jayne Stevlingsom
(Portfolio Manager)


Q How would you characterize the Fund's performance during the six-month period that ended March 31, 2000?

A. We are very pleased with Oppenheimer Discovery Fund's performance during the six month reporting period. In addition, the Fund's one-year return performed very well. The Fund's Class A shares generated a 95.21% average annual total return, without sales charge, for the period that ended March 31, 2000, outperforming its benchmarks for the same one-year time period. The Russell 2000 Index produced a 37.29% return, and the S&P 500 produced a 17.94% return.(1) We attribute this outstanding performance to an investing environment that favored the kinds of small-cap growth stocks on which the Fund focuses, and to the success of our disciplined portfolio management strategy.

What made this such a favorable environment for small-cap growth stocks?

The recent reporting period marked an extraordinary milestone: the longest peacetime economic expansion in U.S. history. Equity markets were supported by continued strength in the U.S. economy, low rates of inflation, growing evidence of global economic recovery and diminishing fears of Y2K-related problems. These factors drove most broad market indices sharply higher during the last few months of 1999. Small-cap stocks fared particularly well, because most fast-growing small companies were attractively valued relative to their large-cap counterparts at the beginning of the period.


1. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on the New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of Omid-capitalizationO stocks. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Fund's returns at 3/31/00 include results for periods of exceptional market performance that are not typical of historical results. You should not expect those growth rates to continue.


 3  |  OPPENHEIMER DISCOVERY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


As the new year began, the threat of rising inflation remained the most serious factor facing the markets. Although measurable inflation remained low, high levels of consumer spending fueled a rate of economic growth that many observers considered unsustainable. The Federal Reserve Board raised interest rates in an effort to slow the rate of economic growth and thereby head off inflation. As interest rates rose, investors increasingly focused on companies in the fastest growing sectors of the economy. Technology, telecommunications and biotech stocks were the biggest winners in this environment, with many rising to new all-time highs early in 2000.

How did the Fund take advantage of these conditions?

It's true that the investment environment over the past six months was certainly advantageous for the Fund. However, it's important for shareholders to realize that the small-cap market, particularly the technology sector, can experience tremendous volatility over a short time period. As professional money managers, our goal is to maximize the Fund's performance over the long term while carefully managing risk. It really comes down to utilizing a disciplined investment strategy. That's why we thoroughly evaluate each company that meets our basic investment criteria, looking for those with superior fundamentals, a strong competitive position and the proven ability to carry out their business plans.


[callout]
"Our investment strategy enabled us to discover quality investment opportunities in a wide range of sectors, from biotechnology to power generation to media."


 4  |  OPPENHEIMER DISCOVERY FUND

Technology stocks represented the Fund's largest investment sector and contributed significantly to our positive performance.(3) Within technology, we focused on companies at the forefront of emerging industries, such as video on demand, video conferencing, business-to-business Internet services, and Internet-based music and radio delivery. Many of our holdings within these industries performed well, including a global provider of eCommerce solutions for businesses. We also scored notable successes with investments in semiconductor makers and equipment manufacturers that benefited from explosive demand for cell phones and other hand-held and consumer electronic devices.
      Furthermore, our investment strategy enabled us to discover investment opportunities in a wide range of sectors in addition to technology, from biotechnology to power generation to media. Three of our best performers were innovative biotech companies involved in genetics and pharmaceutical development. Companies at the forefront of the development of new power generation technologies, such as superconductors and fuel cells, also provided a strong boost to returns, as did investments in unconventional, Internet-based media companies.


Average Annual
Total Returns
For the Periods Ended 3/31/00(2)

Class A
1-Year   5-Year 10-Year
 .......................
83.99%   21.32% 18.26%

Class B         Since
1-Year   5-Year Inception
 .......................
88.79%   21.65% 18.49%

Class C         Since
1-Year   5-Year Inception
 .......................
92.73%   N/A    19.23%

Class Y         Since
1-Year   5-Year Inception
 .......................
95.74%   23.08% 20.92%

-----------------------
The Fund's returns at 3/31/00 include results for periods of exceptional market performance that are not typical of historical results. You should not expect those growth rates to continue. Because of ongoing market volatility, the Fund's performance since 3/31/00 has been subject to substantial short-term fluctuations and current performance may be less than the results shown.


2. See notes on page 8 for further details.
3. Portfolio is subject to change.

 5  |  OPPENHEIMER DISCOVERY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


What is your outlook for the Fund and the small-cap market over the coming months?

The prices of some of our strongest performing holdings have risen so rapidly in the past six months that we have grown concerned about their current levels of valuation. Such concerns led us to trim some of our biotech positions late in the recent period. Nevertheless, we believe that the current investment environment continues to favor stocks of fast-growing companies that are both benefiting from and driving the nation's ongoing economic expansion.
      We also believe that although small companies generally outperformed larger ones during the reporting period, many small companies remain attractively valued compared to today's industrial giants. The accelerating pace of change--evident in the growth of the Internet, the expansion of global telecommunications services and developments in biotechnology--is creating vast new opportunities for small companies to grow rapidly into large ones. That's why we remain dedicated to our strategy of disciplined small company investing, and why we believe Oppenheimer Discovery Fund remains an important part of The Right Way to Invest.



  6 |  OPPENHEIMER DISCOVERY FUND

Top Ten Common Stock Holdings(5)
----------------------------------------------------------
Asyst Technologies, Inc.                              1.7%
----------------------------------------------------------
Business Objects SA, Sponsored ADR                    1.6
----------------------------------------------------------
Credence Systems Corp.                                1.4
----------------------------------------------------------
Documentum, Inc.                                      1.4
----------------------------------------------------------
Vishay Intertechnology, Inc.                          1.2
----------------------------------------------------------
TSI International Software Ltd.                       1.2
----------------------------------------------------------
Kemet Corp.                                           1.1
----------------------------------------------------------
ATMI, Inc.                                            1.1
----------------------------------------------------------
S3, Inc.                                              1.1
----------------------------------------------------------
Saga Systems, Inc.                                    1.1


Top Five Common Stock Industries(6)
----------------------------------------------------------
Electronics                                          17.8%
----------------------------------------------------------
Computer Software                                    16.1
----------------------------------------------------------
Healthcare/Drugs                                      7.6
----------------------------------------------------------
Communications Equipment                              7.1
----------------------------------------------------------
Industrial Services                                   6.4


Sector Allocation(4)

[pie chart]
Technology      51.8%
Capital Goods   15.4
Healthcare      11.5
Communication
Services         5.1
Consumer Staples 4.1
Energy           3.9
Consumer
Cyclicals        3.6
Financial        3.0
Basic Materials  1.3
Utilities        0.3


4. Portfolio is subject to change. Percentages are as of March 31, 2000, and are based on total market value of common stock investments.
5. Portfolio is subject to change. Percentages are as of March 31, 2000, and are based on total market value of investments.
6. Portfolio is subject to change. Percentages are as of March 31, 2000, and are based on net assets.



 7  |  OPPENHEIMER DISCOVERY FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 9/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/4/91, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 4/4/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



 8  |  OPPENHEIMER DISCOVERY FUND

Financials





 9  |  OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  March 31, 2000 / Unaudited


                                                                       Market Value
                                                              Shares     See Note 1
===================================================================================
 Common Stocks--94.6%
-----------------------------------------------------------------------------------
 Basic Materials--1.3%
-----------------------------------------------------------------------------------
 Chemicals--0.9%
 AMCOL International Corp.                                   310,000   $  4,766,250
-----------------------------------------------------------------------------------
 Cabot Corp.                                                 200,000      6,100,000
-----------------------------------------------------------------------------------
 Georgia Gulf Corp.                                          160,000      4,160,000
-----------------------------------------------------------------------------------
 Symyx Technologies, Inc.(1)                                  56,100      2,419,312
                                                                       ------------
                                                                         17,445,562

-----------------------------------------------------------------------------------
 Metals--0.4%
 Shaw Group, Inc. (The)(1)                                   235,500      8,301,375
-----------------------------------------------------------------------------------
 Capital Goods--14.5%
-----------------------------------------------------------------------------------
 Electrical Equipment--4.2%
 American Superconductor Corp.(1)                            375,000     16,687,500
-----------------------------------------------------------------------------------
 Kemet Corp.(1)                                              352,000     22,264,000
-----------------------------------------------------------------------------------
 S3, Inc.(1)                                               1,055,000     22,155,000
-----------------------------------------------------------------------------------
 Vishay Intertechnology, Inc.(1)                             440,000     24,475,000
-----------------------------------------------------------------------------------
                                                                         85,581,500

-----------------------------------------------------------------------------------
 Industrial Services--6.4%
 Electroglas, Inc.(1)                                        325,000     11,131,250
-----------------------------------------------------------------------------------
 Forrester Research, Inc.(1)                                 300,000     16,275,000
-----------------------------------------------------------------------------------
 HADCO Corp.(1)                                              200,000     12,925,000
-----------------------------------------------------------------------------------
 Insituform Technologies, Cl. A(1)                           150,000      4,593,750
-----------------------------------------------------------------------------------
 Iron Mountain, Inc.                                         320,000     10,900,000
-----------------------------------------------------------------------------------
 Keynote Systems, Inc.(1)                                      9,500        971,375
-----------------------------------------------------------------------------------
 LHS Group, Inc.(1)                                           75,000      3,375,000
-----------------------------------------------------------------------------------
 MSC Industrial Direct Co., Inc., Cl. A(1)                   550,000      9,900,000
-----------------------------------------------------------------------------------
 Net Perceptions, Inc.(1)                                    200,000      7,387,500
-----------------------------------------------------------------------------------
 Planar Systems, Inc.(1)                                     195,000      2,291,250
-----------------------------------------------------------------------------------
 QRS Corp.(1)                                                180,000     13,545,000
-----------------------------------------------------------------------------------
 Reynolds & Reynolds Co., Cl. A                              600,000     16,200,000
-----------------------------------------------------------------------------------
 SatCon Technology Corp.(1)                                  255,000      6,645,937
-----------------------------------------------------------------------------------
 Sensormatic Electronics Corp.(1)                            500,000     11,218,750
-----------------------------------------------------------------------------------
 SpeedFam-IPEC, Inc.(1)                                      120,000      2,385,000
                                                                       ------------
                                                                        129,744,812



10  |  OPPENHEIMER DISCOVERY FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Manufacturing--3.9%
 Arkansas Best Corp.(1)                                        9,500    $    99,750
-----------------------------------------------------------------------------------
 Asyst Technologies, Inc.(1)                                 564,000     32,994,000
-----------------------------------------------------------------------------------
 FSI International, Inc.(1)                                  250,000      5,125,000
-----------------------------------------------------------------------------------
 Millipore Corp.                                             150,000      8,465,625
-----------------------------------------------------------------------------------
 Silicon Valley Group, Inc.(1)                               562,500     15,468,750
-----------------------------------------------------------------------------------
 Three-Five Systems, Inc.(1)                                 200,000     12,000,000
-----------------------------------------------------------------------------------
 Zygo Corp.(1)                                               111,000      5,355,750
                                                                        -----------
                                                                         79,508,875

-----------------------------------------------------------------------------------
 Communication Services--4.8%
-----------------------------------------------------------------------------------
 Telecommunications: Long Distance--2.3%
 Advanced Radio Telecom Corp.(1)                             150,000      4,968,750
-----------------------------------------------------------------------------------
 Clarent Corp.(1)                                             95,000      8,567,812
-----------------------------------------------------------------------------------
 Net2000 Communications, Inc.(1)                              48,100      1,142,375
-----------------------------------------------------------------------------------
 Network Plus Corp.(1)                                       375,000     15,187,500
-----------------------------------------------------------------------------------
 Tut Systems, Inc.(1)                                        215,000     12,805,937
-----------------------------------------------------------------------------------
 World Access, Inc.(1)                                       200,000      3,825,000
                                                                        -----------
                                                                         46,497,374

-----------------------------------------------------------------------------------
 Telephone Utilities--0.9%
 OCI Communications, Inc., Cl. B(1)                          247,000      3,232,539
-----------------------------------------------------------------------------------
 Primus Telecommunications Group, Inc.(1)                    300,000     15,506,250
                                                                        -----------
                                                                         18,738,789

-----------------------------------------------------------------------------------
 Telecommunications: Wireless--1.6%
 AirNet Communications(1,2)                                    4,630        145,585
-----------------------------------------------------------------------------------
 MDSI Mobile Data Solutions, Inc.(1)                         195,500      9,261,812
-----------------------------------------------------------------------------------
 Millicom International Cellular SA(1)                        95,000      5,420,937
-----------------------------------------------------------------------------------
 Pinnacle Holdings, Inc.(1)                                  173,000      9,558,250
-----------------------------------------------------------------------------------
 Proxim, Inc.(1)                                              65,000      7,779,687
                                                                        -----------
                                                                         32,166,271

-----------------------------------------------------------------------------------
 Consumer Cyclicals--3.5%
-----------------------------------------------------------------------------------
 Consumer Services--0.5%
 Getty Images, Inc.(1)                                       215,000      7,726,562
-----------------------------------------------------------------------------------
 Telescan, Inc.(1)                                           100,000      2,362,500
                                                                        -----------
                                                                         10,089,062



11  |  OPPENHEIMER DISCOVERY FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Media--1.6%
 Eloquent, Inc.(1)                                            50,000    $ 1,018,750
-----------------------------------------------------------------------------------
 Launch Media, Inc.(1)                                       215,000      3,359,375
-----------------------------------------------------------------------------------
 Lifeminders.com, Inc.(1)                                    272,300     18,482,362
-----------------------------------------------------------------------------------
 True North Communications, Inc.                             240,000      9,435,000
                                                                        -----------
                                                                         32,295,487

-----------------------------------------------------------------------------------
 Retail: General--0.3%
 Damark International, Inc.(1)                               150,000      5,718,750
-----------------------------------------------------------------------------------
 Retail: Specialty--0.6%
 American Eagle Outfitters, Inc.(1)                          300,000     11,381,250
-----------------------------------------------------------------------------------
 Textile/Apparel & Home Furnishings--0.5%
 Kenneth Cole Productions, Inc., Cl. A(1)                    105,900      4,156,575
-----------------------------------------------------------------------------------
 Polo Ralph Lauren Corp.(1)                                  114,000      2,130,375
-----------------------------------------------------------------------------------
 Too, Inc.(1)                                                100,000      3,156,250
                                                                        -----------
                                                                          9,443,200

-----------------------------------------------------------------------------------
 Consumer Staples--3.8%
-----------------------------------------------------------------------------------
 Broadcasting--2.5%
 Cogeco, Inc.                                                430,000     12,439,730
-----------------------------------------------------------------------------------
 InterVU, Inc.(1)                                            100,000      9,000,000
-----------------------------------------------------------------------------------
 Pegasus Communications Corp.(1)                             125,000     17,593,750
-----------------------------------------------------------------------------------
 ValueVision International, Inc., Cl. A(1)                   300,000     12,412,500
                                                                        -----------
                                                                         51,445,980

-----------------------------------------------------------------------------------
 Education--0.1%
 DigitalThink, Inc.(1)                                        42,700      1,681,980
-----------------------------------------------------------------------------------
 Entertainment--0.8%
 3DO Co. (The)(1)                                            400,000      3,875,000
-----------------------------------------------------------------------------------
 SportsLine USA, Inc.(1)                                     430,000     12,658,125
                                                                        -----------
                                                                         16,533,125

-----------------------------------------------------------------------------------
 Food--0.4%
 Hain Food Group, Inc. (The)(1)                              150,000      4,246,875
-----------------------------------------------------------------------------------
 NBTY, Inc.(1)                                               300,000      4,106,250
                                                                        -----------
                                                                          8,353,125



12  |  OPPENHEIMER DISCOVERY FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Energy--3.7%
-----------------------------------------------------------------------------------
 Energy Services--1.7%
 Core Laboratories NV(1)                                     386,400    $11,229,750
-----------------------------------------------------------------------------------
 Dril-Quip, Inc.(1)                                          369,400     17,407,975
-----------------------------------------------------------------------------------
 Stolt Comex Seaway SA(1)                                    426,200      5,966,800
                                                                        -----------
                                                                         34,604,525

-----------------------------------------------------------------------------------
 Oil: Domestic--1.4%
 Devon Energy Corp.                                          280,000     13,597,500
-----------------------------------------------------------------------------------
 Frontier Oil Corp.(1)                                       450,000      3,375,000
-----------------------------------------------------------------------------------
 Noble Affiliates, Inc.                                      332,000     10,893,750
                                                                        -----------
                                                                         27,866,250

-----------------------------------------------------------------------------------
 Oil: International--0.6%
 Precision Drilling Corp.(1)                                 150,000      5,006,250
-----------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                                225,000      3,959,740
-----------------------------------------------------------------------------------
 Talisman Energy, Inc.                                       135,000      3,845,054
                                                                        -----------
                                                                         12,811,044

-----------------------------------------------------------------------------------
 Financial--2.8%
-----------------------------------------------------------------------------------
 Banks--0.4%
 Investors Financial Services Corp.                          150,000      8,831,250
-----------------------------------------------------------------------------------
 Diversified Financial--1.9%
 Affiliated Managers Group, Inc.(1)                          300,000     14,250,000
-----------------------------------------------------------------------------------
 ChoicePoint, Inc.(1)                                        260,000      9,717,500
-----------------------------------------------------------------------------------
 CompuCredit Corp.(1)                                        215,000      7,780,312
-----------------------------------------------------------------------------------
 eSPEED, Inc., Cl. A(1)                                      130,500      6,834,937
                                                                        -----------
                                                                         38,582,749

-----------------------------------------------------------------------------------
 Insurance--0.5%
 Annuity & Life RE Holdings Ltd.                             425,000     11,050,000



13  |  OPPENHEIMER DISCOVERY FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Healthcare--10.9%
-----------------------------------------------------------------------------------
 Healthcare/Drugs--7.6%
 Aclara Biosciences, Inc.(1)                                  42,400   $  1,672,150
-----------------------------------------------------------------------------------
 Alexion Pharmaceuticals, Inc.(1)                            117,500      8,195,625
-----------------------------------------------------------------------------------
 Celgene Corp.(1)                                            200,000     19,912,500
-----------------------------------------------------------------------------------
 Coventry Health Care, Inc.(1)                                38,000        323,000
-----------------------------------------------------------------------------------
 CuraGen Corp.(1)                                            260,000     12,155,000
-----------------------------------------------------------------------------------
 CV Therapeutics, Inc.(1)                                    205,000     10,288,438
-----------------------------------------------------------------------------------
 Gilead Sciences, Inc.(1)                                     50,000      3,168,750
-----------------------------------------------------------------------------------
 IDEC Pharmaceuticals Corp.(1)                                75,000      7,368,750
-----------------------------------------------------------------------------------
 ILEX Oncology, Inc.(1)                                      151,000      6,342,000
-----------------------------------------------------------------------------------
 Inhale Therapeutic Systems, Inc.(1)                         155,000     11,547,500
-----------------------------------------------------------------------------------
 K-V Pharmaceutical Co., Cl. A(1)                            290,000      7,793,750
-----------------------------------------------------------------------------------
 Luminex Corp.(1)                                             84,900      1,835,963
-----------------------------------------------------------------------------------
 Medarex, Inc.(1)                                             35,000      1,758,750
-----------------------------------------------------------------------------------
 Neose Technologies, Inc.(1)                                  75,000      2,414,063
-----------------------------------------------------------------------------------
 Nuerocrine Biosciences, Inc.(1)                             120,000      2,790,000
-----------------------------------------------------------------------------------
 Pharmacopeia, Inc.(1)                                       150,000      7,350,000
-----------------------------------------------------------------------------------
 Progenics Pharmaceuticals, Inc.(1)                          153,000     10,710,000
-----------------------------------------------------------------------------------
 Protein Design Labs, Inc.(1)                                205,000     16,297,500
-----------------------------------------------------------------------------------
 Regeneron Pharmaceuticals, Inc.(1)                          150,000      4,434,375
-----------------------------------------------------------------------------------
 Sequenom, Inc.(1)                                            41,900      1,649,813
-----------------------------------------------------------------------------------
 Shire Pharmaceuticals Group plc, ADR(1)                     218,000     11,172,500
-----------------------------------------------------------------------------------
 SurModics, Inc.(1)                                          198,800      5,467,000
                                                                       ------------
                                                                        154,647,427

-----------------------------------------------------------------------------------
 Healthcare/Supplies & Services--3.3%
 Allscripts, Inc.(1)                                          50,000      3,006,250
-----------------------------------------------------------------------------------
 Aspect Medical Systems, Inc.(1)                             220,000      7,892,500
-----------------------------------------------------------------------------------
 Cytyc Corp.(1)                                              165,000      7,961,250
-----------------------------------------------------------------------------------
 ResMed, Inc.(1)                                             303,000     21,626,625
-----------------------------------------------------------------------------------
 SciQuest.com, Inc.(1)                                        19,600        504,700
-----------------------------------------------------------------------------------
 SonoSite, Inc.(1)                                           312,700     10,397,275
-----------------------------------------------------------------------------------
 Zoll Medical Corp.(1)                                       288,500     14,785,625
                                                                       ------------
                                                                         66,174,225



14  |  OPPENHEIMER DISCOVERY FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Technology--49.0%
-----------------------------------------------------------------------------------
 Computer Hardware--3.1%
 ArrowPoint Communications, Inc.(1)                           17,000   $  2,014,234
-----------------------------------------------------------------------------------
 Blue Wave Systems, Inc.(1)                                  300,000      4,800,000
-----------------------------------------------------------------------------------
 Integral Systems, Inc.(1)                                   100,000      4,500,000
-----------------------------------------------------------------------------------
 Maxtor Corp.(1)                                             500,000      6,468,750
-----------------------------------------------------------------------------------
 PictureTel Corp.(1)                                       1,625,000     14,218,750
-----------------------------------------------------------------------------------
 Pinnacle Systems, Inc.                                      621,000     20,648,250
-----------------------------------------------------------------------------------
 Silicon Storage Technology, Inc.(1)                         148,000     10,933,500
                                                                       ------------
                                                                         63,583,484

-----------------------------------------------------------------------------------
 Computer Services--4.9%
 C-COR.net Corp.(1)                                          260,000     12,740,000
-----------------------------------------------------------------------------------
 Critical Path, Inc.(1)                                      140,000     11,900,000
-----------------------------------------------------------------------------------
 Datastream Systems, Inc.(1)                                 225,000      6,525,000
-----------------------------------------------------------------------------------
 DBT Online, Inc.(1)                                         131,500      2,440,969
-----------------------------------------------------------------------------------
 Harbinger Corp.(1)                                          450,000     13,106,250
-----------------------------------------------------------------------------------
 HNC Software, Inc.(1)                                       120,000      8,647,500
-----------------------------------------------------------------------------------
 Online Resources & Communications Corp.(1)                  400,000      6,875,000
-----------------------------------------------------------------------------------
 Safeguard Scientifics, Inc.(1)                              140,000      9,843,750
-----------------------------------------------------------------------------------
 SmartForce plc, Sponsored ADR(1)                            210,000      9,633,750
-----------------------------------------------------------------------------------
 Universal Access, Inc.(1)                                    85,800      2,874,300
-----------------------------------------------------------------------------------
 WebTrends Corp.(1)                                          200,000     14,400,000
                                                                       ------------
                                                                         98,986,519

-----------------------------------------------------------------------------------
 Computer Software--16.1%
 Allaire Corp.(1)                                            140,000     10,587,500
-----------------------------------------------------------------------------------
 Aspect Development, Inc.(1)                                 250,000     16,093,750
-----------------------------------------------------------------------------------
 Aspen Technologies, Inc.(1)                                 360,000     14,535,000
-----------------------------------------------------------------------------------
 Avid Technology, Inc.(1)                                    340,000      6,077,500
-----------------------------------------------------------------------------------
 AXENT Technologies, Inc.(1)                                 300,000      5,643,750
-----------------------------------------------------------------------------------
 BindView Development Corp.(1)                               196,000      6,088,250
-----------------------------------------------------------------------------------
 Blaze Software, Inc.(1)                                      56,700      1,615,950
-----------------------------------------------------------------------------------
 Business Objects SA, Sponsored ADR(1)                       320,000     31,840,000
-----------------------------------------------------------------------------------
 Caldera Systems, Inc.(1)                                     78,700      1,849,450
-----------------------------------------------------------------------------------
 Caminus Corp.(1)                                            315,700      6,314,000
-----------------------------------------------------------------------------------
 Documentum, Inc.(1)                                         350,000     27,300,000
-----------------------------------------------------------------------------------
 eGain Communications Corp.(1)                               235,000      9,165,000
-----------------------------------------------------------------------------------
 Entrust Technologies, Inc.(1)                               125,000     10,634,766
-----------------------------------------------------------------------------------
 HearMe(1)                                                   495,000     12,498,750



15  |  OPPENHEIMER DISCOVERY FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Computer Software Continued
 Inso Corp.(1)                                                50,000   $    675,000
-----------------------------------------------------------------------------------
 Interleaf, Inc.(1)                                          110,000      5,170,000
-----------------------------------------------------------------------------------
 Manugistics Group, Inc.(1)                                  320,000     16,320,000
-----------------------------------------------------------------------------------
 Mercury Interactive Corp.                                    80,000      6,340,000
-----------------------------------------------------------------------------------
 Niku Corp.(1)                                                34,100      1,613,356
-----------------------------------------------------------------------------------
 Project Software & Development, Inc.(1)                     100,000      5,650,000
-----------------------------------------------------------------------------------
 Quest Software, Inc.(1)                                      47,500      5,355,625
-----------------------------------------------------------------------------------
 Remedy Corp.(1)                                             150,000      6,318,750
-----------------------------------------------------------------------------------
 Saga Systems, Inc.(1)                                       617,500     22,075,625
-----------------------------------------------------------------------------------
 SalesLogix Corp.(1)                                         320,000      8,660,000
-----------------------------------------------------------------------------------
 SeaChange International, Inc.(1)                            325,000     20,028,125
-----------------------------------------------------------------------------------
 SonicWALL, Inc.(1)                                          184,000     12,259,000
-----------------------------------------------------------------------------------
 Spyglass, Inc.(1)                                           100,000      7,754,688
-----------------------------------------------------------------------------------
 Teleocity, Inc.(1)                                          270,600      3,348,675
-----------------------------------------------------------------------------------
 TSI International Software Ltd.(1)                          285,000     23,672,813
-----------------------------------------------------------------------------------
 Verity, Inc.(1)                                             200,000      8,150,000
-----------------------------------------------------------------------------------
 Versata, Inc.(1)                                             28,700      1,727,381
-----------------------------------------------------------------------------------
 VIA NET.WORKS, Inc.(1)                                       63,000      1,673,438
-----------------------------------------------------------------------------------
 White Pine Software, Inc.(1)                                195,000      7,020,000
-----------------------------------------------------------------------------------
 Wind River Systems, Inc.(1)                                 100,000      3,625,000
                                                                       ------------
                                                                        327,681,142

-----------------------------------------------------------------------------------
 Communications Equipment--7.1%
 Advanced Fibre Communications, Inc.(1)                      260,000     16,298,750
-----------------------------------------------------------------------------------
 Aspect Communications Corp.(1)                              300,000     11,118,750
-----------------------------------------------------------------------------------
 Audiocodes Ltd.(1)                                           77,000      7,728,875
-----------------------------------------------------------------------------------
 Audiovox Corp., Cl. A(1)                                    304,700     13,292,538
-----------------------------------------------------------------------------------
 Canadian Satellite Communications, Inc.(1)                  375,500      5,871,229
-----------------------------------------------------------------------------------
 Com21, Inc.(1)                                              300,000     14,100,000
-----------------------------------------------------------------------------------
 Computer Network Technology Corp.(1)                        150,000      2,625,000
-----------------------------------------------------------------------------------
 Globecomm Systems, Inc.(1)                                  175,000      4,670,313
-----------------------------------------------------------------------------------
 inSilicon Corp.(1)                                           92,600      1,464,238
-----------------------------------------------------------------------------------
 International FiberCom, Inc.(1)                             300,000      7,125,000
-----------------------------------------------------------------------------------
 Madge, NV(1)                                                890,000      7,565,000
-----------------------------------------------------------------------------------
 ODS Networks, Inc.(1)                                       480,000     11,520,000
-----------------------------------------------------------------------------------
 PC-Tel, Inc.(1)                                             100,000      7,525,000
-----------------------------------------------------------------------------------
 Polycom, Inc.(1)                                            150,000     11,878,125
-----------------------------------------------------------------------------------
 Tekelec(1)                                                  550,000     20,418,750
                                                                       ------------
                                                                        143,201,568



16  |  OPPENHEIMER DISCOVERY FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Electronics--17.8%
 Aeroflex, Inc.(1)                                           205,000 $   10,147,500
-----------------------------------------------------------------------------------
 Alpha Industries, Inc.(1)                                    50,000      4,750,000
-----------------------------------------------------------------------------------
 Amkor Technology, Inc.(1)                                   200,000     10,612,500
-----------------------------------------------------------------------------------
 ATMI, Inc.(1)                                               464,000     22,156,000
-----------------------------------------------------------------------------------
 Brooks Automation, Inc.(1)                                  255,000     15,937,500
-----------------------------------------------------------------------------------
 Cirrus Logic, Inc.(1)                                       905,000     16,516,250
-----------------------------------------------------------------------------------
 Cognex Corp.(1)                                             350,000     20,190,625
-----------------------------------------------------------------------------------
 Coherent, Inc.(1)                                           240,000     12,480,000
-----------------------------------------------------------------------------------
 Credence Systems Corp.(1)                                   228,000     28,528,500
-----------------------------------------------------------------------------------
 CTS Corp.                                                   200,000     11,400,000
-----------------------------------------------------------------------------------
 DSP Group(1)                                                330,000     21,780,000
-----------------------------------------------------------------------------------
 General Semiconductor, Inc.(1)                              220,000      3,795,000
-----------------------------------------------------------------------------------
 Intersil Holding Corp.(1)                                   215,900     11,159,331
-----------------------------------------------------------------------------------
 Methode Electronics, Inc., Cl. A                            330,000     16,665,000
-----------------------------------------------------------------------------------
 Micrel, Inc.(1)                                              50,000      4,800,000
-----------------------------------------------------------------------------------
 MIPS Technologies, Inc., Cl. A(1)                           170,000      9,456,250
-----------------------------------------------------------------------------------
 Oak Technology, Inc.(1)                                     710,000     13,667,500
-----------------------------------------------------------------------------------
 Orbotech, Ltd.(1)                                           235,000     19,975,000
-----------------------------------------------------------------------------------
 Photon Dynamics, Inc.(1)                                    271,700     18,747,300
-----------------------------------------------------------------------------------
 Photronics, Inc.(1)                                         295,000     10,417,188
-----------------------------------------------------------------------------------
 Robotic Vision System, Inc.(1)                              577,300      9,236,800
-----------------------------------------------------------------------------------
 Semtech Corp.(1)                                            180,000     11,531,250
-----------------------------------------------------------------------------------
 Silicon Laboratories, Inc.(1)                                11,200        991,200
-----------------------------------------------------------------------------------
 Tektronix, Inc.                                             250,000     14,000,000
-----------------------------------------------------------------------------------
 Therma-Wave, Inc.(1)                                        170,400      5,793,600
-----------------------------------------------------------------------------------
 Veeco Instruments, Inc.(1)                                  200,000     14,800,000
-----------------------------------------------------------------------------------
 Virata Corp.(1)                                             100,000      9,987,500
-----------------------------------------------------------------------------------
 Zoran Corp.(1)                                              200,000     11,262,500
                                                                     --------------
                                                                        360,784,294

-----------------------------------------------------------------------------------
 Utilities--0.3%
-----------------------------------------------------------------------------------
 Gas Utilities--0.3%
 Philips NV, New York Shares                                 106,000      4,750,125
-----------------------------------------------------------------------------------
 Western Gas Resources, Inc.                                  95,000      1,508,125
                                                                     --------------
                                                                          6,258,250
                                                                     --------------
 Total Common Stocks (Cost $1,450,897,252)                            1,919,989,244



17  |  OPPENHEIMER DISCOVERY FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                          Market Value
                                                              Shares        See Note 1
======================================================================================
 Preferred Stocks--1.0%

 Candescent Technologies Corp.:
 $2.50 Cv., Series D(1,2)                                  1,200,000      $ 11,136,000
 Sr. Exchangeable, Series E(1,2)                             800,000         7,824,000
 Sr. Exchangeable, Series F(1,2)                             200,000         1,918,000
                                                                        --------------
 Total Preferred Stocks (Cost $8,900,000)                                   20,878,000

                                         Date   Strike     Contracts
======================================================================================
 Options Purchased--0.3%

 PHLX/KBW Bank Index (The) Call
 (Cost $4,618,198)                    6/12/00     $750           650         5,313,750

                                                           Principal
                                                              Amount
======================================================================================
 Short-Term Notes--2.2%

 IBM Credit Corp., 5.84%, 4/24/00                        $25,000,000        24,906,722
--------------------------------------------------------------------------------------
 Wal-Mart Stores, Inc., 5.81%, 4/11/00                    20,000,000        19,967,722
                                                                        --------------
 Total Short-Term Notes (Cost $44,874,444)                                  44,874,444

======================================================================================
 Repurchase Agreements--0.4%

 Repurchase agreement with Banc One Capital
 Markets, Inc., 6.05%, dated 3/31/00, to be
 repurchased at $8,604,336 on 4/3/00,
 collateralized by U.S. Treasury Nts., 5%-7.50%,
 5/31/00-2/15/07, with a value of $5,753,245 and
 U.S. Treasury Bonds, 5.25%-12%, 11/15/09-2/15/29,
 with a value of $3,026,283 (Cost $8,600,000)              8,600,000         8,600,000
--------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $1,517,889,894)              98.5%    1,999,655,438
--------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                 1.5        30,607,954
                                                           ---------------------------
 Net Assets                                                    100.0%   $2,030,263,392
                                                           ===========================



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


18  |  OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 March 31, 2000
===================================================================================
 Assets

 Investments, at value (cost $1,517,889,894)--see
 accompanying statement                                              $1,999,655,438
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       117,435,788
 Shares of beneficial interest sold                                      17,280,929
 Interest and dividends                                                     122,245
 Other                                                                       58,938
                                                                     --------------
 Total assets                                                         2,134,553,338

===================================================================================
 Liabilities

 Bank overdraft                                                             266,732
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                   84,616,014
 Shares of beneficial interest redeemed                                  17,037,242
 Distribution and service plan fees                                       1,129,224
 Transfer and shareholder servicing agent fees                              558,705
 Trustees' compensation                                                     255,929
 Other                                                                      426,100
                                                                     --------------
 Total liabilities                                                      104,289,946

===================================================================================
 Net Assets                                                          $2,030,263,392
                                                                     ==============

===================================================================================
 Composition of Net Assets

 Paid-in capital                                                     $  986,101,454
-----------------------------------------------------------------------------------
 Accumulated net investment loss                                         (7,483,746)
-----------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign
 currency transactions                                                  569,886,206
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies            481,759,478
                                                                     --------------
 Net assets                                                          $2,030,263,392
                                                                     ==============




19  |  OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


Unaudited
================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on
 net assets of $1,400,568,768 and 18,561,268 shares of
 beneficial interest outstanding)                                         $75.46

 Maximum offering price per share (net asset value plus sales
 charge of 5.75% of offering price)                                       $80.06
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $452,650,844 and 6,334,651
 shares of beneficial interest outstanding)                               $71.46
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $68,292,667 and 940,661
 shares of beneficial interest outstanding)                               $72.60
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
 share (based on net assets of $108,751,113 and 1,416,894
 shares of beneficial interest outstanding)                               $76.75



 See accompanying Notes to Financial Statements.


20  |  OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended March 31, 2000
===================================================================================
 Investment Income

 Interest                                                              $  3,285,068
-----------------------------------------------------------------------------------
 Dividends                                                                  419,218
                                                                       ------------
 Total income                                                             3,704,286

===================================================================================
 Expenses

 Management fees                                                          5,175,263
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                  1,362,657
 Class B                                                                  1,732,032
 Class C                                                                    230,857
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                  1,370,075
 Class B                                                                    417,623
 Class C                                                                     54,628
 Class Y                                                                     85,080
-----------------------------------------------------------------------------------
 Trustees' compensation                                                      46,539
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                 33,750
-----------------------------------------------------------------------------------
 Other                                                                      475,501
                                                                       ------------
 Total expenses                                                          10,984,005
 Less expenses paid indirectly                                              (30,144)
                                                                       ------------
 Net expenses                                                            10,953,861

===================================================================================
 Net Investment Loss                                                     (7,249,575)

===================================================================================
 Realized and Unrealized Gain

 Net realized gain on:
 Investments                                                            572,222,770
 Foreign currency transactions                                               63,621
                                                                       ------------
 Net realized gain                                                      572,286,391

-----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                            275,082,982
 Translation of assets and liabilities denominated in foreign
 currencies                                                                 220,802
                                                                       ------------
 Net change                                                             275,303,784
                                                                       ------------
 Net realized and unrealized gain                                       847,590,175

===================================================================================
 Net Increase in Net Assets Resulting from Operations                  $840,340,600
                                                                       ============


See accompanying Notes to Financial Statements.


21  |  OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                          Six Months            Year
                                                               Ended           Ended
                                                      March 31, 2000   September 30,
                                                         (Unaudited)            1999
====================================================================================
 Operations

 Net investment loss                                  $   (7,249,575) $  (10,452,859)
------------------------------------------------------------------------------------
 Net realized gain                                       572,286,391      79,072,011
------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation   275,303,784      69,855,627
                                                      ------------------------------
 Net increase in net assets resulting from operations    840,340,600     138,474,779

====================================================================================
 Dividends and/or Distributions to Shareholders

 Distributions from net realized gain:
 Class A                                                 (48,949,927)    (33,486,062)
 Class B                                                 (15,492,809)    (10,003,098)
 Class C                                                  (1,945,385)     (1,248,219)
 Class Y                                                  (2,425,868)     (1,407,650)

====================================================================================
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                  90,245,742    (265,166,206)
 Class B                                                  63,379,201     (58,016,597)
 Class C                                                  20,346,563      (8,383,628)
 Class Y                                                  43,059,801      (3,821,532)

====================================================================================
 Net Assets

 Total increase (decrease)                               988,557,918    (243,058,213)
------------------------------------------------------------------------------------
 Beginning of period                                   1,041,705,474   1,284,763,687
                                                      ------------------------------
 End of period (including accumulated net investment
 losses of $7,483,746 and $234,171, respectively)     $2,030,263,392  $1,041,705,474
                                                      ==============================


See accompanying Notes to Financial Statements.


22  |  OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

                                               Six Months                                                                Year
                                                    Ended                                                               Ended
                                           March 31, 2000                                                           Sept. 30,
 Class A                                      (Unaudited)        1999         1998           1997         1996           1995
=============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period              $43.26      $40.12       $51.72         $51.19       $43.65         $35.81
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.25)       (.28)        (.26)          (.08)        (.13)            --
 Net realized and unrealized gain (loss)            35.34        4.84       (10.37)          4.12        11.26           9.46
                                                   --------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                         35.09        4.56       (10.63)          4.04        11.13           9.46
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain               (2.89)      (1.42)        (.97)         (3.51)       (3.59)         (1.62)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $75.46      $43.26       $40.12         $51.72       $51.19         $43.65
                                                   ==========================================================================

=============================================================================================================================
 Total Return, at Net Asset Value(1)                83.26%      11.59%      (20.78)%         9.16%       27.76%         28.03%

=============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $1,401        $750       $  946         $1,330       $1,160           $798
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $1,134        $875       $1,216         $1,119       $  938           $651
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                       (0.73)%     (0.69)%      (0.51)%        (0.17)%      (0.32)%         0.00%
 Expenses                                            1.20%       1.31%        1.18%(3)       1.22%(3)     1.22%(3)       1.33%(3)
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                           113%         73%          82%            69%          80%           106%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $1,917,217,614 and $1,610,055,738, respectively.


See accompanying Notes to Financial Statements.


23  |  OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued

                                               Six Months                                                                Year
                                                    Ended                                                               Ended
                                           March 31, 2000                                                           Sept. 30,
 Class B                                      (Unaudited)        1999        1998           1997           1996          1995
==============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period              $41.22      $38.58      $50.15         $50.10         $43.11         $35.65
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.26)       (.85)       (.55)          (.23)          (.23)          (.21)
 Net realized and unrealized gain (loss)            33.39        4.91      (10.05)          3.79          10.81           9.29
                                                   ---------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                         33.13        4.06      (10.60)          3.56          10.58           9.08
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain               (2.89)      (1.42)       (.97)         (3.51)         (3.59)         (1.62)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $71.46      $41.22      $38.58         $50.15         $50.10         $43.11
                                                   ===========================================================================

==============================================================================================================================
 Total Return, at Net Asset Value(1)                82.60%      10.73%     (21.37)%         8.33%         26.77%         27.04%

==============================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in millions)             $453        $225        $266           $323           $194            $75
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                    $348        $257        $319           $233           $120            $43
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                       (1.48)%     (1.45)%     (1.27)%        (0.93)%        (1.06)%        (0.78)%
 Expenses                                            1.95%       2.07%       1.94%(3)       1.97%(3)       1.99%(3)       2.11%(3)
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                           113%         73%         82%            69%            80%           106%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $1,917,217,614 and $1,610,055,738, respectively.



See accompanying Notes to Financial Statements.


24  |  OPPENHEIMER DISCOVERY FUND

                                                   Six Months                                              Year
                                                        Ended                                             Ended
                                               March 31, 2000                                         Sept. 30,
 Class C                                          (Unaudited)       1999       1998          1997       1996(5)
===============================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                  $41.85     $39.15     $50.86        $50.73        $43.20
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.09)      (.85)      (.55)         (.26)         (.21)
 Net realized and unrealized gain (loss)                33.73       4.97     (10.19)         3.90         11.33
                                                       --------------------------------------------------------
 Total income (loss) from investment
 operations                                             33.64       4.12     (10.74)         3.64         11.12
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                   (2.89)     (1.42)      (.97)        (3.51)        (3.59)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $72.60     $41.85     $39.15        $50.86        $50.73
                                                       ========================================================

===============================================================================================================
 Total Return, at Net Asset Value(1)                    82.57%     10.73%    (21.34)%        8.39%        27.96%

===============================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                  $68        $27        $33           $42           $18
---------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                         $46        $32        $41           $26           $ 7
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                           (1.48)%    (1.45)%    (1.25)%       (0.92)%       (1.00)%
 Expenses                                                1.95%      2.07%      1.92%(3)      1.94%(3)      2.03%(3)
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                               113%        73%        82%           69%           80%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $1,917,217,614 and $1,610,055,738, respectively.
5. For the period from October 2, 1995 (inception of offering) to September 30, 1996.


See accompanying Notes to Financial Statements.


25  |  OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued

                                                   Six Months                                                              Year
                                                        Ended                                                             Ended
                                               March 31, 2000                                                         Sept. 30,
 Class Y                                          (Unaudited)       1999        1998          1997          1996           1995
===============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                  $43.92     $40.63      $52.17        $51.44        $43.74         $35.81
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.40)      (.17)       (.09)          .02          (.02)          (.10)
 Net realized and unrealized gain (loss)                36.12       4.88      (10.48)         4.22         11.31           9.65
                                                       ------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                             35.72       4.71      (10.57)         4.24         11.29           9.55
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                   (2.89)     (1.42)       (.97)        (3.51)        (3.59)         (1.62)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $76.75     $43.92      $40.63        $52.17        $51.44         $43.74
                                                       ========================================================================

===============================================================================================================================
 Total Return, at Net Asset Value(1)                    83.45%     11.82%     (20.47)%        9.50%        28.09%         28.28%

===============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                 $109        $39         $40           $45           $32             $9
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                         $68        $41         $45           $35           $19             $3
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                           (0.50)%    (0.48)%     (0.15)%        0.15%        (0.04)%         0.03%
 Expenses                                                0.96%      1.11%       0.81%(3)      0.89%(3)      0.99%(3)       1.26%(3)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                               113%        73%         82%           69%           80%           106%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $1,917,217,614 and $1,610,055,738, respectively.


See accompanying Notes to Financial Statements.


26  |  OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
1. Significant Accounting Policies

Oppenheimer Discovery Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.



27  |  OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
1. Significant Accounting Policies Continued

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2000, a provision of $18,104 was made for the Fund's projected benefit obligations and payments of $10,919 were made to retired trustees, resulting in an accumulated liability of $243,510 as of March 31, 2000.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.



28  |  OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




28  |  OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       Six Months Ended March 31, 2000  Year Ended September 30, 1999
                                 Shares         Amount          Shares         Amount
-------------------------------------------------------------------------------------
 Class A
 Sold                         5,228,433  $ 360,500,571       7,340,366  $ 305,832,917
 Dividends and/or
 distributions reinvested       835,154     47,754,081         780,123     31,868,038
 Redeemed                    (4,850,444)  (318,008,910)    (14,350,871)  (602,867,161)
                             --------------------------------------------------------
 Net increase (decrease)      1,213,143  $  90,245,742      (6,230,382) $(265,166,206)
                             ========================================================

-------------------------------------------------------------------------------------
 Class B
 Sold                         1,724,435  $ 116,765,537       1,771,225  $  70,895,318
 Dividends and/or
 distributions reinvested       279,419     15,164,067         249,023      9,751,761
 Redeemed                    (1,120,288)   (68,550,403)     (3,455,595)  (138,663,676)
                             --------------------------------------------------------
 Net increase (decrease)        883,566  $  63,379,201      (1,435,347) $ (58,016,597)
                             ========================================================

-------------------------------------------------------------------------------------
 Class C
 Sold                         1,026,687  $  66,478,040       1,894,040  $  76,754,870
 Dividends and/or
 distributions reinvested        34,336      1,893,302          30,536      1,214,123
 Redeemed                      (775,362)   (48,024,779)     (2,123,773)   (86,352,621)
                             --------------------------------------------------------
 Net increase (decrease)        285,661  $  20,346,563        (199,197) $  (8,383,628)
                             ========================================================

-------------------------------------------------------------------------------------
 Class Y
 Sold                         1,093,751  $  83,127,880         453,623  $  19,236,361
 Dividends and/or
 distributions reinvested        41,732      2,425,868          34,009      1,407,649
 Redeemed                      (610,801)   (42,493,947)       (571,735)   (24,465,542)
                             --------------------------------------------------------
 Net increase (decrease)        524,682  $  43,059,801         (84,103) $  (3,821,532)
                             ========================================================

================================================================================
3. Unrealized Gains and Losses on Securities

As of March 31, 2000, net unrealized appreciation on securities of $481,765,544 was composed of gross appreciation of $578,175,156, and gross depreciation of $96,409,612.



30  |  OPPENHEIMER DISCOVERY FUND

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the six months ended March 31, 2000 was 0.65% of average net assets for each class of shares, annualized for periods of less than one full year.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate         Class A    Commissions    Commissions     Commissions
                        Front-End       Front-End     on Class A     on Class B      on Class C
                    Sales Charges   Sales Charges         Shares         Shares          Shares
                       on Class A     Retained by    Advanced by    Advanced by     Advanced by
 Six Months Ended          Shares     Distributor    Distributor(1) Distributor(1)  Distributor(1)
-----------------------------------------------------------------------------------------------
 March 31, 2000        $1,202,372        $369,796       $157,955     $1,390,475        $121,481

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                  Class B                  Class C
                        Contingent Deferred      Contingent Deferred      Contingent Deferred
                              Sales Charges            Sales Charges            Sales Charges
 Six Months Ended   Retained by Distributor  Retained by Distributor  Retained by Distributor
---------------------------------------------------------------------------------------------
 March 31, 2000                      $9,771                 $340,493                   $4,201

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.



31  |  OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
4. Fees and Other Transactions with Affiliates

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2000, payments under the Class A plan totaled $1,362,657, all of which was paid by the Distributor to recipients. That included $105,538 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended March 31, 2000, were as follows:

                                                       Distributor's  Distributor's
                                                           Aggregate   Unreimbursed
                                                        Unreimbursed  Expenses as %
                    Total Payments     Amount Retained      Expenses  of Net Assets
                        Under Plan      by Distributor    Under Plan       of Class
-----------------------------------------------------------------------------------
 Class B Plan           $1,732,032          $1,379,033    $7,265,100           1.61%
 Class C Plan              230,857              66,053       644,673           0.94



32  |  OPPENHEIMER DISCOVERY FUND

================================================================================
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Illiquid or Restricted Securities

As of March 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2000, was $21,023,585, which represents 1.04% of the Fund's net assets all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                Valuation
                                                                           Per Unit as of
 Security                               Acquisition Date    Cost Per Unit  March 31, 2000
-----------------------------------------------------------------------------------------
 Stocks and Warrants
 AirNet Communications Corp., Series C            7/6/95            $6.00          $31.44
-----------------------------------------------------------------------------------------
 Candescent Technologies Corp., Series D         3/31/95             2.50            9.28
-----------------------------------------------------------------------------------------
 Candescent Technologies Corp., Series E         4/24/96             5.50            9.78
-----------------------------------------------------------------------------------------
 Candescent Technologies Corp., Series F         6/11/97             7.50            9.59



33  |  OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended March 31, 2000.




34  |  OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND


===================================================================================
 Officers and Trustees      Leon Levy, Chairman of the Board of Trustees
                            Donald W. Spiro, Vice Chairman of the Board of Trustees
                            Bridget A. Macaskill, Trustee and President
                            Robert G. Galli, Trustee
                            Benjamin Lipstein, Trustee
                            Elizabeth B. Moynihan, Trustee
                            Kenneth A. Randall, Trustee
                            Edward V. Regan, Trustee
                            Russell S. Reynolds, Jr., Trustee
                            Clayton K. Yeutter, Trustee
                            Jayne Stevlingson, Vice President
                            Andrew J. Donohue, Secretary
                            Brian W. Wixted, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Robert G. Zack, Assistant Secretary

===================================================================================
 Investment Advisor         OppenheimerFunds, Inc.

===================================================================================
 Distributor                OppenheimerFunds Distributor, Inc.

===================================================================================
 Transfer and Shareholder   OppenheimerFunds Services
 Servicing Agent

===================================================================================
 Custodian of               The Bank of New York
 Portfolio Securities

===================================================================================
 Independent Auditors       KPMG LLP

===================================================================================
 Legal Counsel              Mayer, Brown & Platt

                            The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                            This is a copy of a report to shareholders of
                            Oppenheimer Discovery Fund. This report must be
                            preceded or accompanied by a Prospectus of Oppenheimer
                            Discovery Fund. For material information concerning the
                            Fund, see the Prospectus.

                            Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.



35  |  OPPENHEIMER DISCOVERY FUND

OPPENHEIMERFUNDS FAMILY


==========================================================================================================
 Global Equity

                         Developing Markets Fund            Global Fund
                         International Small Company Fund   Quest Global Value Fund
                         Europe Fund                        Global Growth & Income Fund
                         International Growth Fund

==========================================================================================================
 Equity

                         Stock                              Stock & Bond
                         Enterprise Fund(1)                 Main Street(R) Growth & Income Fund
                         Discovery Fund                     Quest Opportunity Value Fund
                         Main Street(R) Small Cap Fund      Total Return Fund
                         Quest Small Cap Value Fund         Quest Balanced Value Fund
                         MidCap Fund                        Capital Income Fund(2)
                         Capital Appreciation Fund          Multiple Strategies Fund
                         Growth Fund                        Disciplined Allocation Fund
                         Disciplined Value Fund             Convertible Securities Fund
                         Quest Value Fund
                         Trinity Growth Fund                Specialty
                         Trinity Core Fund                  Real Asset Fund(R)
                         Trinity Value Fund                 Gold & Special Minerals Fund

==========================================================================================================
 Fixed Income

                         Taxable                            Municipal
                         International Bond Fund            California Municipal Fund(3)
                         World Bond Fund                    Main Street(R) California Municipal Fund(3)
                         High Yield Fund                    Florida Municipal Fund(3)
                         Champion Income Fund               New Jersey Municipal Fund(3)
                         Strategic Income Fund              New York Municipal Fund(3)
                         Bond Fund                          Pennsylvania Municipal Fund(3)
                         Senior Floating Rate Fund          Municipal Bond Fund
                         U.S. Government Trust              Insured Municipal Fund
                         Limited-Term Government Fund       Intermediate Municipal Fund
                                                            Rochester Division
                                                            Rochester Fund Municipals
                                                            Limited Term New York Municipal Fund

==========================================================================================================
 Money Market(4)

                         Money Market Fund                  Cash Reserves


1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY10048-0203.
(C) Copyright 2000 OppenheimerFunds, Inc.



36  |  OPPENHEIMER DISCOVERY FUND

INFORMATION AND SERVICES


As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.


--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
General Information
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
Telephone Transactions
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------
PhoneLink
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
--------------------------------------------------------------------------------
OppenheimerFunds Information Hotline
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
Ticker Symbols

Class A: OPOCX  Class B: ODIBX  Class C: ODICX  Class Y: ODIYX



RS0500.001.0300  May 30, 2000

[logo]
OppenheimerFunds(R)
  Distributor, Inc.